Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 36,290	$ 8,135	$ 6,101
Short-term marketable securities	21,704	250	750
Accounts receivable, net of allowance for doubtful accounts of $158, $97, and $158 as of December 31, 2010, December 31, 2011 and September 30, 2012, respectively	15,304	11,533	8,373
Inventory	4,343	3,797	1,606
Prepaid expenses and other current assets	3,997	3,430	1,835
Deferred tax assets	930	932	222
Income taxes receivable	245
Total current assets	82,813	28,077	18,887
Property and equipment, net	44,457	34,249	19,467
Long-term marketable securities	29,651
Total assets	156,921	62,326	38,354
Current liabilities
Accounts payable	4,159	4,431	2,755
Accrued compensation	5,516	4,767	1,706
Accrued liabilities and other	725	318	260
Income taxes payable		33
Current portion of long-term debt obligations	335	390	3,742
Total current liabilities	10,735	9,939	8,463
Deferred tax liability	4,252	4,252	1,311
Long-term debt obligations	401	613	1,290
Other	800	871	666
Shareholders' equity (deficit)
Preferred Stock; $0.001 par value, authorized 10,000,000 shares; issued and outstanding 0 shares as of December 31, 2010, December 31, 2011 and September 30, 2012, respectively
Common stock, $0.001 par value, authorized 150,000,000 shares; issued and outstanding 8,013,250, 9,706,270, and 24,302,437 shares as of December 31, 2010, December 31, 2011, and September 30, 2012, respectively	24	10	8
Additional paid in capital	138,075	8,229	5,896
Accumulated equity (deficit)	3,175	(27,744)	(41,537)
Accumulated other comprehensive loss	(541)	(738)	(458)
Total shareholders' equity (deficit)	140,733	(20,243)	(36,091)
Total liabilities, redeemable convertible preferred stock, redeemable common stock and shareholders' equity (deficit)	156,921	62,326	38,354
Redeemable Convertible Preferred Stock
Redeemable convertible stock
Redeemable Stock		66,075	61,896
Redeemable Common Stock
Redeemable convertible stock
Redeemable Stock		$ 819	$ 819